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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
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               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 2/29/08


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN RESERVE FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)

PAR                                                                                             YIELD ON
AMOUNT                                                                                          DATE OF       AMORTIZED
(000)      DESCRIPTION                                                           MATURITY       PURCHASE        COST
------------------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER   51.2%
$  20,000  AIG Funding, Inc. ...............................................     04/04/08        3.160%     $ 19,940,500
    7,000  American Express Credit Corp. ...................................     03/28/08        3.116         6,983,725
   20,000  American Express Credit Corp. ...................................     03/14/08        3.975        19,971,472
   10,000  American Honda Finance Corp. ....................................     04/10/08        3.834         9,957,778
    1,000  Bank of America Corp. ...........................................     03/25/08        4.987           996,747
    2,000  Barclays US Funding LLC .........................................     08/27/08        3.051         1,970,117
    5,000  Barclays US Funding LLC .........................................     05/09/08        3.120         4,970,340
    5,950  CBA (DE) Finance, Inc. ..........................................     04/17/08        3.070         5,926,307
    4,900  CBA (DE) Finance, Inc. ..........................................     03/12/08        4.961         4,892,664
    5,000  Citigroup Funding, Inc. .........................................     05/08/08        3.262         4,969,447
   11,000  Citigroup Funding, Inc. .........................................     04/11/08        4.704        10,941,808
   11,000  Citigroup Funding, Inc. .........................................     03/11/08        5.173        10,984,417
   14,250  DaimlerChrysler Revolving Auto
              Conduit LLC, Series II .......................................     03/17/08        3.162        14,230,050
   10,700  DaimlerChrysler Revolving Auto
              Conduit LLC, Series II .......................................     05/08/08        3.205        10,635,729
    4,000  General Electric Capital Corp. ..................................     09/22/08        2.802         3,937,361
    2,500  General Electric Capital Corp. ..................................     08/15/08        2.809         2,467,876
    7,000  General Electric Capital Corp. ..................................     03/24/08        4.754         6,979,159
   22,000  Goldman Sachs Group, Inc. .......................................     05/23/08        4.007        21,799,647
   15,000  HSBC Finance Corp. ..............................................     04/14/08        4.758        14,914,567
    5,000  ING America Insurance Corp. .....................................     04/16/08        3.909         4,975,275
    3,000  ING America Insurance Corp. .....................................     03/03/08        4.756         2,999,217
   15,000  ING America Insurance Corp. .....................................     03/28/08        5.019        14,944,312
    5,000  JPMorgan Chase & Co. ............................................     08/11/08        2.861         4,936,158
   10,500  JPMorgan Chase & Co. ............................................     05/19/08        2.941        10,432,718
   10,000  JPMorgan Chase & Co. ............................................     04/01/08        5.067         9,957,461


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
    5,000  Natixis .........................................................     08/04/08        3.000         4,998,245
   20,000  New Center Asset Trust ..........................................     03/03/08        3.763        19,995,833
    6,000  Societe Generale, NA ............................................     04/30/08        3.390         5,966,400
    3,000  Societe Generale, NA ............................................     07/21/08        3.741         2,956,572
    5,000  Societe Generale, NA ............................................     05/08/08        4.322         4,959,767
    5,000  Societe Generale, NA ............................................     05/07/08        4.445         4,959,242
    4,000  Societe Generale, NA ............................................     07/02/08        4.580         3,938,828
    5,000  Societe Generale, NA ............................................     04/21/08        4.912         4,965,788
    7,000  Toyota Motor Credit Corp. .......................................     08/25/08        2.902         6,901,568
    5,500  Toyota Motor Credit Corp. .......................................     05/29/08        3.030         5,459,208
   10,000  Toyota Motor Credit Corp. .......................................     06/25/08        4.415         9,860,800
    9,000  UBS Finance (DE) LLC ............................................     05/27/08        3.158         8,932,031
    6,000  UBS Finance (DE) LLC ............................................     06/09/08        4.162         5,931,833
    7,000  UBS Finance (DE) LLC ............................................     04/30/08        4.957         6,943,358
                                                                                                            ------------
           TOTAL COMMERCIAL PAPER   51.2% ............................................................       322,484,325
                                                                                                            ------------
           CERTIFICATES OF DEPOSIT   17.4%
    7,000  Barclays Bank PLC ...............................................     11/21/08        2.950         7,000,000
    5,000  Barclays Bank PLC ...............................................     11/24/08        3.050         5,000,000
    5,000  Barclays Bank PLC ...............................................     04/10/08        3.250         5,010,477
    5,000  Barclays Bank PLC ...............................................     03/31/08        4.700         5,000,000
    5,000  BNP Paribas, Inc. ...............................................     04/24/08        4.880         5,000,000
   15,400  Harris, NA ......................................................     08/06/08        3.000        15,400,000
   10,000  Harris, NA ......................................................     03/07/08        5.380         9,999,992
   10,000  Natixis .........................................................     08/04/08        3.040         9,994,879
    5,000  Royal Bank of Scotland Group PLC ................................     04/30/08        4.960         5,000,000
    5,000  Toronto-Dominion Bank ...........................................     08/29/08        2.920         5,000,000
    5,000  Toronto-Dominion Bank ...........................................     03/28/08        4.900         5,000,000
   11,000  Union Bank of California, NA ....................................     05/29/08        3.050        11,000,000
   15,000  Union Bank of California, NA ....................................     03/31/08        4.700        15,000,000
    1,800  Wachovia Bank, NA ...............................................     07/11/08        3.030         1,807,578
    4,000  Wachovia Bank, NA ...............................................     04/30/08        4.900         4,000,000
                                                                                                            ------------
           TOTAL CERTIFICATES OF DEPOSIT .............................................................       109,212,926
                                                                                                            ------------

           REPURCHASE AGREEMENTS   15.2%
           Banc of America Securities ($95,725,000 par collateralized by
              U.S. Government  obligations in a pooled cash account,
              interest rate of 3.16%, dated 02/29/08, to be sold on 03/03/08
              at $95,750,208) ........................................................................        95,725,000
                                                                                                            ------------

           FLOATING RATE NOTES   10.9%
   10,000  Banco Bilbao Vizcaya Argentaria .................................     04/03/08        4.648*        9,999,682
    5,000  Deutsche Bank, AG ...............................................     01/21/09        4.753*        5,000,000
   15,000  General Electric Capital Corp. ..................................     05/19/08        3.120*       15,002,853
    7,000  Toyota Motor Credit Corp. .......................................     06/16/08        3.090*        7,000,365
    4,000  UniCredito Italiano S.p.A. ......................................     05/29/08        3.085*        3,999,884
    7,800  UniCredito Italiano S.p.A. ......................................     05/06/08        3.135*        7,799,912
    5,000  Wachovia Bank, NA ...............................................     02/04/09        4.753*        5,000,000
    1,500  Wachovia Bank, NA ...............................................     06/27/08        4.848*        1,499,789
    8,200  World Savings Bank, Fsb .........................................     05/08/08        3.193*        8,199,993
    5,000  World Savings Bank, Fsb .........................................     06/20/08        4.976*        5,001,217
                                                                                                            ------------
           TOTAL FLOATING RATE NOTES .................................................................        68,503,695
                                                                                                            ------------

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
           GOVERNMENT AGENCY OBLIGATIONS   5.2%
    8,000  Federal Home Loan Bank ..........................................     03/26/08        4.337         7,976,166
    4,000  Federal Home Loan Bank ..........................................     11/05/08        4.871         4,000,000
   13,000  Federal National Mortgage
              Association ..................................................     05/30/08        2.634        12,915,175
    3,975  Federal National Mortgage
              Association ..................................................     04/21/08        2.840         3,959,120
    4,000  Federal National Mortgage
              Association ..................................................     04/23/08        4.395         3,974,678
                                                                                                            ------------

           TOTAL GOVERNMENT AGENCY OBLIGATIONS .......................................................        32,825,139
                                                                                                            ------------

TOTAL INVESTMENTS  99.9% (a) .........................................................................       628,751,085

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1% ..........................................................           565,286
                                                                                                            ------------

NET ASSETS 100.0% ....................................................................................      $629,316,371
                                                                                                            ============



Percentages are calculated as a percentage of net assets.

*    Yield in effect as of February 29, 2008.

(a) At February 29, 2008, cost is identical for both book and federal income tax purposes.

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 17, 2008